Taxation - Movement in deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Balance at 1 January	€ 670	€ 688	€ 860
Movements during the year	162	75	140
Translation differences	63	(57)	32
Balance at 31 December	€ 445	€ 670	€ 688